Stock-Based Compensation (Tables) - Blade Urban Air Mobility [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Summary of fair value of stock options granted based upon the assumptions

The Company determined the fair value of stock options granted during the six months ended March 31, 2021 based upon the assumptions as provided below.

Stock price	$7.28
Exercise price	$7.28
Dividend yield	0%
Expected volatility	60%
Risk-Free interest rate	0.63%
Expected life (in years)	6.08

The Company determined the fair value of stock options granted (including the accounting for the modification of option awards) based upon the assumptions as provided below.

	Year Ended September 30,
	2020	2019
Stock price	$0.13	$0.44 – $0.48
Exercise price	$0.13	$0.44 – $0.48
Dividend yield	0%	0%
Expected volatility	60%	60%
Risk-Free interest rate	0.14% – 0.44%	1.88% – 2.99%
Expected life (in years)	2.4 – 6.08	5.48 – 6.08

Summary of stock option activities

Following is a summary of stock option activities for the six months ended March 31, 2021:

		Weighted	Weighted	Weighted
		Average	Average	Average
		Exercise	Grant Date	Remaining
	Options	Price	Fair Value	Life (years)
Outstanding – October 1, 2020	13,543,398	$0.14	$0.15	6.8
Granted	15,000	7.28	4.00
Exercised	(77,603)	0.24	0.18
Forfeited	(157,480)	0.18	0.09
Outstanding – March 31, 2021	13,323,315	$0.14	$0.15	6.3
Exercisable as of March 31, 2021	9,595,015	$0.14	$0.14	5.5

Following is a summary of stock option activities for the years ended September 30, 2020 and 2019:

		Weighted		Weighted
		Average	Weighted	Average
		Grant Date	Average	Remaining
	Options	Fair Value	Fair Value	Life (years)
Outstanding – October 1, 2018	7,197,652	$0.25	$0.10	7.0
Granted	5,076,337	0.45	0.26
Exercised	(306,925)	0.38	0.21
Forfeited	(187,856)	0.41	0.24
Outstanding – September 30, 2019	11,779,208	$0.33	$0.17	7.3
Granted	2,200,532	0.13	0.07
Exercised	(89,966)	0.48	0.27
Forfeited	(346,376)	0.48	0.27
Outstanding – September 30, 2020	13,543,398	0.14	0.15	6.8
Exercisable as of September 30, 2020	10,040,803	$0.15	$0.13	5.5

Summary of stock-based compensation expense

Stock-based compensation expense for stock options and restricted stock in the condensed consolidated statements of operations is summarized as follows:

	For the Three Months Ended March 31,
	2021	2020
Software development	$71	$6
General and administrative	1,833	75
Selling and marketing	—	6
Total stock-based compensation expense	$1,904	$87

	For the Six Months Ended March 31,
	2021	2020
Software development	$88	$12
General and administrative	3,091	154
Selling and marketing	—	12
Total stock-based compensation expense	$3,179	$178

Stock-based compensation expense in the consolidated statements of operations is summarized as follows:

	Year Ended September 30,
	2020	2019
Software development expenses	$29	$35
Sales and marketing expenses	—	12
General and administrative expenses	461	270
Total stock-based compensation expense	$490	$317